UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

SEMIANNUAL SHAREHOLDER REPORT
Focused Dynamic Growth Fund

Investor Class (ACFOX)	January 31, 2026

This semi-annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.85%

Fund Statistics
Net Assets	$1,868,658,214
Management Fees (dollars paid during the reporting period)	$5,721,132
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	44

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.1%	Interactive Media and Services	17%
Other Assets and Liabilities	0.1%	Software	11%
		Broadline Retail	10%
		Biotechnology	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507H502

SEMIANNUAL SHAREHOLDER REPORT
Focused Dynamic Growth Fund

I Class (ACFSX)	January 31, 2026

This semi-annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.65%

Fund Statistics
Net Assets	$1,868,658,214
Management Fees (dollars paid during the reporting period)	$5,721,132
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	44

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.1%	Interactive Media and Services	17%
Other Assets and Liabilities	0.1%	Software	11%
		Broadline Retail	10%
		Biotechnology	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507H601

SEMIANNUAL SHAREHOLDER REPORT
Focused Dynamic Growth Fund

A Class (ACFDX)	January 31, 2026

This semi-annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$58	1.10%

Fund Statistics
Net Assets	$1,868,658,214
Management Fees (dollars paid during the reporting period)	$5,721,132
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	44

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.1%	Interactive Media and Services	17%
Other Assets and Liabilities	0.1%	Software	11%
		Broadline Retail	10%
		Biotechnology	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507H700

SEMIANNUAL SHAREHOLDER REPORT
Focused Dynamic Growth Fund

R Class (ACFCX)	January 31, 2026

This semi-annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$72	1.35%

Fund Statistics
Net Assets	$1,868,658,214
Management Fees (dollars paid during the reporting period)	$5,721,132
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	44

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.1%	Interactive Media and Services	17%
Other Assets and Liabilities	0.1%	Software	11%
		Broadline Retail	10%
		Biotechnology	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507H809

SEMIANNUAL SHAREHOLDER REPORT
Focused Dynamic Growth Fund

R6 Class (ACFNX)	January 31, 2026

This semi-annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.50%

Fund Statistics
Net Assets	$1,868,658,214
Management Fees (dollars paid during the reporting period)	$5,721,132
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	44

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.1%	Interactive Media and Services	17%
Other Assets and Liabilities	0.1%	Software	11%
		Broadline Retail	10%
		Biotechnology	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507H833

SEMIANNUAL SHAREHOLDER REPORT
Focused Dynamic Growth Fund

G Class (ACFGX)	January 31, 2026

This semi-annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$1,868,658,214
Management Fees (dollars paid during the reporting period)	$5,721,132
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	44

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.1%	Interactive Media and Services	17%
Other Assets and Liabilities	0.1%	Software	11%
		Broadline Retail	10%
		Biotechnology	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507H817

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

January 31, 2026

Focused Dynamic Growth Fund
Investor Class (ACFOX)
I Class (ACFSX)
A Class (ACFDX)
R Class (ACFCX)
R6 Class (ACFNX)
G Class (ACFGX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Focused Dynamic Growth Fund

JANUARY 31, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 3.2%
Rocket Lab Corp.(1)	759,081	$60,779,616
Automobiles — 7.5%
Tesla, Inc.(1)	327,754	141,068,599
Biotechnology — 9.5%
Alnylam Pharmaceuticals, Inc.(1)	117,298	39,653,762
Argenx SE, ADR(1)	32,077	26,960,719
Ascendis Pharma AS, ADR(1)	254,766	57,602,593
Insmed, Inc.(1)	99,043	15,536,875
Regeneron Pharmaceuticals, Inc.	49,812	36,933,107
		176,687,056
Broadline Retail — 10.3%
Amazon.com, Inc.(1)	802,706	192,087,546
Capital Markets — 0.6%
S&P Global, Inc.	19,686	10,390,074
Electric Utilities — 0.2%
Oklo, Inc.(1)	54,985	4,377,906
Electrical Equipment — 0.5%
Bloom Energy Corp., Class A(1)	60,451	9,150,468
Electronic Equipment, Instruments and Components — 1.0%
Coherent Corp.(1)	87,183	18,498,489
Energy Equipment and Services — 0.4%
TechnipFMC PLC	136,849	7,625,226
Entertainment — 3.9%
Netflix, Inc.(1)	643,880	53,757,541
Spotify Technology SA(1)	37,143	18,584,500
		72,342,041
Financial Services — 3.7%
Adyen NV(1)(2)	16,858	24,997,780
Mastercard, Inc., Class A	81,554	43,940,480
		68,938,260
Health Care Equipment and Supplies — 1.8%
Intuitive Surgical, Inc.(1)	65,005	32,776,821
Hotels, Restaurants and Leisure — 1.8%
Cava Group, Inc.(1)	39,518	2,395,581
Chipotle Mexican Grill, Inc.(1)	227,789	8,854,158
DoorDash, Inc., Class A(1)	107,503	21,997,264
		33,247,003
Insurance — 0.5%
Kinsale Capital Group, Inc.	22,798	9,025,272
Interactive Media and Services — 17.4%
Alphabet, Inc., Class C	962,448	325,817,521
IT Services — 2.2%
Okta, Inc.(1)	180,235	15,226,253
Shopify, Inc., Class A(1)	198,930	26,105,584
		41,331,837
Machinery — 0.9%
Westinghouse Air Brake Technologies Corp.	76,892	17,695,925
Pharmaceuticals — 1.3%
Structure Therapeutics, Inc., ADR(1)	271,020	23,971,719

Schedule of Investments - Focused Dynamic Growth Fund

	Shares	Value
Professional Services — 0.8%
Paylocity Holding Corp.(1)	45,569	$6,150,904
Verisk Analytics, Inc.	36,423	7,920,545
		14,071,449
Semiconductors and Semiconductor Equipment — 21.5%
ARM Holdings PLC, ADR(1)	135,555	14,282,075
Lam Research Corp.	19,067	4,451,382
Monolithic Power Systems, Inc.	26,208	29,461,723
NVIDIA Corp.	1,848,332	353,271,695
		401,466,875
Software — 10.8%
AppLovin Corp., Class A(1)	30,798	14,570,842
Aurora Innovation, Inc.(1)	2,349,439	9,867,644
Cadence Design Systems, Inc.(1)	173,602	51,448,689
Docusign, Inc.(1)	169,584	8,909,943
Figma, Inc., Class A(1)	52,738	1,366,969
HubSpot, Inc.(1)	25,269	7,075,320
Intuit, Inc.	22,989	11,469,672
Microsoft Corp.	176,489	75,941,452
Palantir Technologies, Inc., Class A(1)	149,979	21,985,421
		202,635,952
TOTAL COMMON STOCKS (Cost $718,884,717)		1,863,985,655
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,219	4,219
Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $2,127,755), at 3.66%, dated 1/30/26, due 2/2/26 (Delivery value $2,086,636)		2,086,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,090,219)		2,090,219
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $720,974,936)		1,866,075,874
OTHER ASSETS AND LIABILITIES — 0.1%		2,582,340
TOTAL NET ASSETS — 100.0%		$1,868,658,214

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	631,012	USD	737,682	Goldman Sachs & Co. LLC	3/27/26	$12,121
EUR	588,074	USD	703,720	Goldman Sachs & Co. LLC	3/27/26	(4,939)
EUR	1,246,271	USD	1,493,862	UBS AG	3/27/26	(12,975)
EUR	503,533	USD	599,277	UBS AG	3/27/26	(952)
USD	3,668,499	EUR	3,106,055	Citibank NA	3/27/26	(22,286)
USD	3,670,130	EUR	3,106,055	Goldman Sachs & Co. LLC	3/27/26	(20,655)
USD	726,599	EUR	617,944	Goldman Sachs & Co. LLC	3/27/26	(7,676)
USD	746,834	EUR	636,613	Goldman Sachs & Co. LLC	3/27/26	(9,624)
USD	3,665,834	EUR	3,106,055	Morgan Stanley & Co. LLC	3/27/26	(24,951)
USD	3,669,850	EUR	3,106,055	UBS AG	3/27/26	(20,935)
						$(112,872)

Schedule of Investments - Focused Dynamic Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $93,419. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $100,572, all of which is securities collateral.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,838,987,875	$24,997,780	—
Short-Term Investments	4,219	2,086,000	—
	$1,838,992,094	$27,083,780	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$12,121	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$124,993	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$12,121

Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$124,993

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended January 31, 2026.

Type of Risk Exposure
Foreign Currency
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(124,502)

Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$(324,957)

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
Focused Dynamic Growth Fund
Assets
Investment securities, at value	$1,866,075,874
Receivable for investments sold	4,588,777
Receivable for capital shares sold	1,990,534
Unrealized appreciation on forward foreign currency exchange contracts	12,121
Dividends and interest receivable	114,038
Securities lending receivable	36
1,872,781,380

Liabilities
Payable for investments purchased	1,733,990
Payable for capital shares redeemed	1,270,141
Unrealized depreciation on forward foreign currency exchange contracts	124,993
Accrued management fees	977,847
Distribution and service fees payable	16,195
4,123,166

Net Assets	$1,868,658,214

Net Assets Consist of:
Capital (par value and paid-in surplus)	$649,930,763
Distributable earnings (loss)	1,218,727,451
$1,868,658,214

Investment securities, at cost	$720,974,936
Investment securities on loan, at value	$93,419

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Focused Dynamic Growth Fund
Investor Class, $0.01 Par Value	$923,022,299	11,930,401	$77.37
I Class, $0.01 Par Value	$414,440,796	5,237,679	$79.13
A Class, $0.01 Par Value	$32,678,039	435,562	$75.02
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$79.60
R Class, $0.01 Par Value	$20,917,853	287,622	$72.73
R6 Class, $0.01 Par Value	$41,397,456	508,718	$81.38
G Class, $0.01 Par Value	$436,201,771	5,166,142	$84.43
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
Focused Dynamic Growth Fund
Investment Income (Loss)
Income:
Dividends	$1,353,481
Interest	183,495
Securities lending, net	24,698
1,561,674

Expenses:
Management fees	6,927,448
Distribution and service fees:
A Class	39,437
R Class	54,317
Directors' fees and expenses	28,687
Other expenses	6,671
7,056,560
Fees waived	(1,206,316)
5,850,244

Net investment income (loss)	(4,288,570)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	168,905,538
Forward foreign currency exchange contract transactions	(124,502)
Foreign currency translation transactions	275
168,781,311

Change in net unrealized appreciation (depreciation) on:
Investments	42,367,400
Forward foreign currency exchange contracts	(324,957)
Translation of assets and liabilities in foreign currencies	(662)
42,041,781

Net realized and unrealized gain (loss)	210,823,092

Net Increase (Decrease) in Net Assets Resulting from Operations	$206,534,522

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	Focused Dynamic Growth Fund
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$(4,288,570)	$(5,954,828)
Net realized gain (loss)	168,781,311	164,880,348
Change in net unrealized appreciation (depreciation)	42,041,781	267,257,972
Net increase (decrease) in net assets resulting from operations	206,534,522	426,183,492

Distributions to Shareholders
From earnings:
Investor Class	(66,477,027)	—
I Class	(32,062,168)	—
A Class	(2,450,473)	—
R Class	(1,574,330)	—
R6 Class	(2,910,177)	—
G Class	(30,057,672)	—
Decrease in net assets from distributions	(135,531,847)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(133,650,999)	(217,588,461)

Net increase (decrease) in net assets	(62,648,324)	208,595,031

Net Assets
Beginning of period	1,931,306,538	1,722,711,507
End of period	$1,868,658,214	$1,931,306,538

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2026 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The financial statements herein relate to the following fund and the respective share classes offered by the corporation.

Focused Dynamic Growth Fund	Investor, I, A, R, R6, G

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee including any waiver impacts, if applicable, for the period ended January 31, 2026 are as follows:

Focused Dynamic Growth Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.80% to 0.85%	0.85%	—
I Class	0.60% to 0.65%	0.65%	—
A Class	0.80% to 0.85%	0.85%	—
R Class	0.80% to 0.85%	0.85%	—
R6 Class	0.45% to 0.50%	0.50%	—
G Class	0.45% to 0.50%	0.00%*	$1,206,316
*Effective annual management fee before waiver was 0.50%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Focused Dynamic Growth Fund	American Century Asset Allocation Portfolios, Inc.	17%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended January 31, 2026 were as follows:

Focused Dynamic Growth Fund
Purchases	$106,098,992
Sales	$381,798,912

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
Focused Dynamic Growth Fund
Investor Class
Sold	806,725	$64,146,901	2,017,144	$134,351,979
Issued in reinvestment of distributions	833,123	64,225,403	—	—
Redeemed	(1,157,367)	(91,321,759)	(3,357,171)	(219,590,930)
	482,481	37,050,545	(1,340,027)	(85,238,951)
I Class
Sold	522,924	42,091,090	2,677,948	176,282,403
Issued in reinvestment of distributions	404,117	31,852,523	—	—
Redeemed	(1,372,478)	(109,603,728)	(3,289,473)	(211,499,386)
	(445,437)	(35,660,115)	(611,525)	(35,216,983)
A Class
Sold	69,198	5,445,164	143,415	9,219,941
Issued in reinvestment of distributions	32,549	2,434,031	—	—
Redeemed	(46,531)	(3,546,484)	(163,569)	(10,692,080)
	55,216	4,332,711	(20,154)	(1,472,139)
R Class
Sold	39,812	2,979,104	109,431	6,899,435
Issued in reinvestment of distributions	21,690	1,572,975	—	—
Redeemed	(71,610)	(5,422,162)	(117,037)	(7,249,312)
	(10,108)	(870,083)	(7,606)	(349,877)
R6 Class
Sold	31,263	2,606,359	188,230	12,601,208
Issued in reinvestment of distributions	35,911	2,910,177	—	—
Redeemed	(91,244)	(7,616,226)	(312,189)	(21,177,642)
	(24,070)	(2,099,690)	(123,959)	(8,576,434)
G Class
Sold	322,665	27,649,501	2,346,573	168,034,591
Issued in reinvestment of distributions	357,744	30,057,672	—	—
Redeemed	(2,257,765)	(194,111,540)	(3,512,615)	(254,768,668)
	(1,577,356)	(136,404,367)	(1,166,042)	(86,734,077)
Net increase (decrease)	(1,519,274)	$(133,650,999)	(3,269,313)	$(217,588,461)

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Foreign Currency Risk — The fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Focused Dynamic Growth Fund	$18,379,570

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Focused Dynamic Growth Fund
Federal tax cost of investments	$721,521,046
Gross tax appreciation of investments	$1,160,906,446
Gross tax depreciation of investments	(16,351,618)
Net tax appreciation (depreciation) of investments	$1,144,554,828

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused Dynamic Growth Fund
Investor Class
2026(3)	$75.03	(0.28)	8.49	8.21	(5.87)	$77.37	10.94%	0.85%	0.85%	(0.69)%	(0.69)%	6%	$923,022
2025	$59.33	(0.41)	16.11	15.70	—	$75.03	26.48%	0.85%	0.85%	(0.62)%	(0.62)%	15%	$858,952
2024	$47.10	(0.31)	12.54	12.23	—	$59.33	25.97%	0.86%	0.86%	(0.61)%	(0.61)%	8%	$758,721
2023	$41.59	(0.18)	5.69	5.51	—	$47.10	13.25%	0.86%	0.86%	(0.45)%	(0.45)%	17%	$735,199
2022	$59.53	(0.30)	(16.25)	(16.55)	(1.39)	$41.59	(28.42)%	0.86%	0.86%	(0.58)%	(0.58)%	23%	$735,963
2021	$44.02	(0.31)	16.15	15.84	(0.33)	$59.53	36.09%	0.84%	1.01%	(0.58)%	(0.75)%	12%	$1,361,233
I Class
2026(3)	$76.54	(0.20)	8.66	8.46	(5.87)	$79.13	11.05%	0.65%	0.65%	(0.49)%	(0.49)%	6%	$414,441
2025	$60.41	(0.28)	16.41	16.13	—	$76.54	26.72%	0.65%	0.65%	(0.42)%	(0.42)%	15%	$434,991
2024	$47.86	(0.20)	12.75	12.55	—	$60.41	26.22%	0.66%	0.66%	(0.41)%	(0.41)%	8%	$380,233
2023	$42.18	(0.10)	5.78	5.68	—	$47.86	13.47%	0.66%	0.66%	(0.25)%	(0.25)%	17%	$467,875
2022	$60.22	(0.20)	(16.45)	(16.65)	(1.39)	$42.18	(28.26)%	0.66%	0.66%	(0.38)%	(0.38)%	23%	$421,105
2021	$44.44	(0.21)	16.32	16.11	(0.33)	$60.22	36.35%	0.64%	0.81%	(0.38)%	(0.55)%	12%	$762,419
A Class
2026(3)	$73.01	(0.37)	8.25	7.88	(5.87)	$75.02	10.80%	1.10%	1.10%	(0.94)%	(0.94)%	6%	$32,678
2025	$57.88	(0.56)	15.69	15.13	—	$73.01	26.16%	1.10%	1.10%	(0.87)%	(0.87)%	15%	$27,769
2024	$46.07	(0.43)	12.24	11.81	—	$57.88	25.63%	1.11%	1.11%	(0.86)%	(0.86)%	8%	$23,180
2023	$40.78	(0.27)	5.56	5.29	—	$46.07	12.97%	1.11%	1.11%	(0.70)%	(0.70)%	17%	$15,948
2022	$58.54	(0.41)	(15.96)	(16.37)	(1.39)	$40.78	(28.58)%	1.11%	1.11%	(0.83)%	(0.83)%	23%	$14,840
2021	$43.39	(0.46)	15.94	15.48	(0.33)	$58.54	35.76%	1.09%	1.26%	(0.83)%	(1.00)%	12%	$21,648
R Class
2026(3)	$71.02	(0.45)	8.03	7.58	(5.87)	$72.73	10.66%	1.35%	1.35%	(1.19)%	(1.19)%	6%	$20,918
2025	$56.44	(0.70)	15.28	14.58	—	$71.02	25.85%	1.35%	1.35%	(1.12)%	(1.12)%	15%	$21,146
2024	$45.03	(0.54)	11.95	11.41	—	$56.44	25.34%	1.36%	1.36%	(1.11)%	(1.11)%	8%	$17,234
2023	$39.96	(0.36)	5.43	5.07	—	$45.03	12.69%	1.36%	1.36%	(0.95)%	(0.95)%	17%	$15,476
2022	$57.53	(0.53)	(15.65)	(16.18)	(1.39)	$39.96	(28.77)%	1.36%	1.36%	(1.08)%	(1.08)%	23%	$11,634
2021	$42.76	(0.56)	15.66	15.10	(0.33)	$57.53	35.42%	1.34%	1.51%	(1.08)%	(1.25)%	12%	$15,138

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2026(3)	$78.51	(0.14)	8.88	8.74	(5.87)	$81.38	11.13%	0.50%	0.50%	(0.34)%	(0.34)%	6%	$41,397
2025	$61.86	(0.19)	16.84	16.65	—	$78.51	26.93%	0.50%	0.50%	(0.27)%	(0.27)%	15%	$41,828
2024	$48.94	(0.14)	13.06	12.92	—	$61.86	26.40%	0.51%	0.51%	(0.26)%	(0.26)%	8%	$40,629
2023	$43.06	(0.04)	5.92	5.88	—	$48.94	13.66%	0.51%	0.51%	(0.10)%	(0.10)%	17%	$45,778
2022	$61.37	(0.12)	(16.80)	(16.92)	(1.39)	$43.06	(28.17)%	0.51%	0.51%	(0.23)%	(0.23)%	23%	$41,752
2021	$45.22	(0.18)	16.66	16.48	(0.33)	$61.37	36.55%	0.49%	0.66%	(0.23)%	(0.40)%	12%	$38,973
G Class
2026(3)	$81.06	0.07	9.17	9.24	(5.87)	$84.43	11.42%	0.00%	0.50%	0.16%	(0.34)%	6%	$436,202
2025	$63.56	0.16	17.34	17.50	—	$81.06	27.55%	0.00%	0.50%	0.23%	(0.27)%	15%	$546,621
2024	$50.03	0.13	13.40	13.53	—	$63.56	27.04%	0.01%	0.51%	0.24%	(0.26)%	8%	$502,713
2023	$43.80	0.17	6.06	6.23	—	$50.03	14.22%	0.01%	0.51%	0.40%	(0.10)%	17%	$503,316
2022	$62.09	0.14	(17.04)	(16.90)	(1.39)	$43.80	(27.80)%	0.01%	0.51%	0.27%	(0.23)%	23%	$454,815
2021	$45.52	0.14	16.76	16.90	(0.33)	$62.09	37.23%	0.00%	0.66%	0.26%	(0.40)%	12%	$526,543

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91636 2603

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 27, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 27, 2026